Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Treasury shares [member]	Capital redemption reserve [member]	Fair value reserve [member]	Translation reserve [member]	Retained earnings [member]	Equity attributable to equity holders of the company [member]	Non-controlling interest [member]
Beginning Balance at Dec. 31, 2015	£ 6,418	£ 205	£ 2,590	£ (72)			£ (7)	£ 3,698	£ 6,414	£ 4
Statement [LineItems]
Profit for the year	(2,335)							(2,337)	(2,337)	2
Other comprehensive income/(expense)	690						912	(223)	689	1
Total comprehensive income/(expense)	(1,645)						912	(2,560)	(1,648)	3
Equity-settled transactions	22							22	22
Tax on equity settled transactions	0
Issue of ordinary shares under share option schemes	7		7						7
Buyback of equity	0
Purchase of treasury shares	(27)			(27)					(27)
Release of treasury shares				20				(20)
Transfer of gain on disposal of FVOCI investment	0
Changes in non-controlling interest	(3)									(3)
Dividends	(424)							(424)	(424)
Ending balance at Dec. 31, 2016	4,348	205	2,597	(79)			905	716	4,344	4
Statement [LineItems]
Profit for the year	408							406	406	2
Other comprehensive income/(expense)	(155)					£ 13	(313)	145	(155)
Total comprehensive income/(expense)	253					13	(313)	551	251	2
Equity-settled transactions	33							33	33
Tax on equity settled transactions	0
Issue of ordinary shares under share option schemes	5		5						5
Buyback of equity	(300)	(5)			£ 5			(300)	(300)
Release of treasury shares	(18)			18				(18)
Changes in non-controlling interest								(2)	(2)	2
Dividends	(318)							(318)	(318)
Ending balance at Dec. 31, 2017	4,021	200	2,602	(61)	5	13	592	662	4,013	8
Statement [LineItems]
Profit for the year	590							588	588	2
Other comprehensive income/(expense)	124					8	86	30	124
Total comprehensive income/(expense)	714					8	86	618	712	2
Equity-settled transactions	37							37	37
Tax on equity settled transactions	4							4	4
Issue of ordinary shares under share option schemes	6	1	5						6
Buyback of equity	(2)	(6)			6			(2)	(2)
Release of treasury shares	(28)			28				(28)
Transfer of gain on disposal of FVOCI investment						(2)		2
Dividends	(137)							(136)	(136)	(1)
Ending balance at Dec. 31, 2018	4,525	195	2,607	(33)	11	19	678	1,039	4,516	9
Statement [LineItems]
Adjustment on initial application of IFRS 15 net of tax (see note 1b) | Translation adjustment [member]	(108)							(108)	(108)
Adjustment on initial application of IFRS 15 net of tax (see note 1b) | Increase (decrease) due to application of IFRS 9 [member]	(10)							(10)	(10)
Beginning balance	£ 3,903	£ 200	£ 2,602	£ (61)	£ 5	£ 13	£ 592	£ 544	£ 3,895	£ 8